Financial instruments - Payments Made on Single Series Bonds, Second Issue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Single series bond Two | Interest payment
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 0	$ 6,875